Other Operating Income (Expense), Net	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income (expense) [text block] [Abstract]
Other operating income (expense), net

NOTE 6: Other operating income (expense), net

Thousands of $ For the years ended December 31	2021	2020	2019
Grant subsidies – The Netherlands[1]	382	0	0
Grant subsidies – USA	659	0	0
Fair value adjustments	176	118	(48)
Impairment	0	0	(1,145)
Other operating income	53	0	1
Other operating expenses	(109)	0	(5)
Total other operating income (expense), net	1,161	118	(1,197)

1)	2020 grant income of $88,000 is classified under “Royalties and other revenues”

Other operating income was comprised of grant income in the U.S. and The Netherlands as well as the revaluation of the contingent consideration related to the acquisition of NovioGendix in 2015. The increase of $1.0 million for 2021 as compared to 2020 is primarily related to $659,000 grant income from the U.S. Department of Health and Humas Services as well as a $382,000 grant from the Dutch government NOW grants, both considered support for Covid-19 inefficiencies. Management considers there are no pending conditions left.

In 2019, the Company fully impaired its goodwill balance of $1,145,000.